ENVIRONMENTAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ENVIRONMENTAL LIABILITIES
Schedule of provision for environmental liabilities

	2020	2019
Provision for environmental liabilities	297,094	112,308
Current	125,992	60,913
Non-current	171,102	51,395